DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

Net liabilities of discontinued operations	September 30, 2025	December 31, 2024
Accounts payable and accrued expenses	$238,285	$238,285
Net liabilities of discontinued operations	$(238,285)	$(238,285)

	Nine Months Ended September 30,
Gain (Loss) from discontinued operations	2025	2024
Loss on settlement	$–	$(111,312)
Loss from discontinued operations	$–	$(111,312)